UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. Equity Fund

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock—99.0% †	Number of Shares	Fair Value
Aerospace & Defense—3.7%
General Dynamics Corp.	387,166	$42,170,121
Honeywell International Inc.	1,058,909	98,224,399
The Boeing Co.	205,681	25,810,908
United Technologies Corp.	219,257	25,617,988
		191,823,416
Agricultural Products—1.0%
Archer-Daniels-Midland Co.	1,161,494	50,397,225
Air Freight & Logistics—0.7%
United Parcel Service Inc.	367,806	35,816,948
Airlines—0.3%
Delta Air Lines Inc.	483,955	16,769,041
Application Software—0.8%
Intuit Inc.	503,314	39,122,597
Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	650,922	71,646,984
Invesco Ltd.	2,100,367	77,713,579
State Street Corp.	740,452	51,498,437	(a)
		200,859,000
Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	326,670	26,662,805	(b)
Automobile Manufacturers—1.0%
Ford Motor Co.	1,984,217	30,953,785
General Motors Co.	629,144	21,655,137
		52,608,922
Automotive Retail—0.5%
AutoZone Inc.	48,394	25,992,417	(b)
Biotechnology—4.3%
Alexion Pharmaceuticals Inc.	135,508	20,614,832	(b)
Amgen Inc.	1,035,665	127,738,921
Gilead Sciences Inc.	1,013,886	71,843,962	(b)
		220,197,715
Broadcasting—0.9%
CBS Corp.	241,978	14,954,240
Discovery Communications Inc.	372,646	28,716,101	(b)
		43,670,341
Cable & Satellite—2.3%
Comcast Corp., Class A	508,152	25,417,763
Comcast Corp., Special Class A	813,046	39,644,123
Liberty Global PLC	1,258,286	51,224,823	(b)
		116,286,709
Casinos & Gaming—0.7%
Las Vegas Sands Corp.	435,560	35,184,537
Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	880,798	78,338,174
Communications Equipment—4.1%
Cisco Systems Inc.	3,956,338	88,661,535
QUALCOMM Inc.	1,541,399	121,554,725
		210,216,260

Consumer Finance—1.2%
American Express Co.	701,736	63,177,292
Data Processing & Outsourced Services—0.9%
Visa Inc.	217,780	47,009,991
Department Stores—0.4%
Macy’s Inc.	375,066	22,237,663
Diversified Banks—6.6%
Bank of America Corp.	4,234,284	72,829,685
Citigroup Inc.	959,182	45,657,063
JPMorgan Chase & Co.	2,194,795	133,246,004
Wells Fargo & Co.	1,693,844	84,251,801
		335,984,553
Drug Retail—0.9%
CVS Caremark Corp.	597,685	44,742,699
Electric Utilities—0.4%
NextEra Energy Inc.	217,780	20,824,124
Electrical Components & Equipment—0.7%
Eaton Corp. PLC	471,857	35,445,898
Fertilizers & Agricultural Chemicals—1.1%
Monsanto Co.	508,153	57,812,567
General Merchandise Stores—0.5%
Dollar General Corp.	459,758	25,507,374	(b)
Healthcare Distributors—0.4%
Cardinal Health Inc.	266,175	18,626,927
Healthcare Equipment—3.2%
Abbott Laboratories	677,557	26,092,720
Boston Scientific Corp.	3,168,740	42,841,365	(b)
Covidien PLC	1,161,493	85,555,574
Stryker Corp.	145,187	11,828,385
		166,318,044
Healthcare Services—2.6%
Express Scripts Holding Co.	1,771,278	133,005,265	(b)
Healthcare Supplies—0.5%
DENTSPLY International Inc.	556,549	25,623,516
Home Improvement Retail—1.6%
Lowe’s Companies Inc.	1,659,969	81,172,484
Household Products—0.2%
Energizer Holdings Inc.	120,989	12,188,432
Independent Power Producers & Energy Traders—0.8%
AES Corp.	1,113,098	15,895,039
Calpine Corp.	387,164	8,095,599	(b)
NRG Energy Inc.	483,956	15,389,801
		39,380,439
Industrial Machinery—0.9%
Dover Corp.	562,045	45,947,179
Integrated Oil & Gas—5.5%
Chevron Corp.	629,141	74,811,156
Exxon Mobil Corp.	725,934	70,909,233
Hess Corp.	762,231	63,173,705
Occidental Petroleum Corp.	735,613	70,096,563
		278,990,657

Integrated Telecommunication Services—1.1%
Verizon Communications Inc.	1,161,494	55,252,270
Internet Retail—0.5%
Amazon.com Inc.	72,594	24,429,333	(b)
Internet Software & Services—3.6%
Baidu Inc. ADR	324,250	49,409,215	(b)
eBay Inc.	813,045	44,912,606	(b)
Google Inc.	78,401	87,378,698	(b)
		181,700,519
Investment Banking & Brokerage—0.7%
The Charles Schwab Corp.	725,934	19,839,776
The Goldman Sachs Group Inc.	101,630	16,652,076
		36,491,852
Life & Health Insurance—0.7%
MetLife Inc.	483,956	25,552,877
Prudential Financial Inc.	145,186	12,289,995
		37,842,872
Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	278,274	12,539,026
Managed Healthcare—0.9%
Aetna Inc.	483,957	36,282,256
UnitedHealth Group Inc.	120,988	9,919,806
		46,202,062
Movies & Entertainment—2.2%
The Walt Disney Co.	387,165	31,000,301
Time Warner Inc.	1,270,384	82,994,187
		113,994,488
Multi-Line Insurance—3.4%
American International Group Inc.	1,761,599	88,097,566
Genworth Financial Inc.	846,923	15,015,945	(b)
The Hartford Financial Services Group Inc.	1,960,021	69,129,940
		172,243,451
Oil & Gas Equipment & Services—4.4%
Cameron International Corp.	399,263	24,662,476	(b)
Halliburton Co.	1,451,868	85,500,507
Schlumberger Ltd.	1,156,653	112,773,667
		222,936,650
Oil & Gas Exploration & Production—1.8%
Anadarko Petroleum Corp.	692,057	58,658,751
Marathon Oil Corp.	895,318	31,801,696
		90,460,447
Packaged Foods & Meats—0.8%
Mondelez International Inc.	1,197,791	41,383,679
Pharmaceuticals—7.2%
Actavis PLC	278,274	57,282,703	(b)
GlaxoSmithKline PLC ADR	302,473	16,161,132
Johnson & Johnson	919,515	90,323,959
Merck & Company Inc.	1,330,878	75,553,944
Pfizer Inc.	4,016,832	129,020,644
		368,342,382
Property & Casualty Insurance—0.2%
ACE Ltd.	89,531	8,868,941
Railroads—0.4%
CSX Corp.	738,032	21,380,787
Regional Banks—1.3%
Regions Financial Corp.	5,855,863	65,058,638

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	290,374	12,959,392
Semiconductor Equipment—0.4%
Applied Materials Inc.	967,912	19,764,763
Semiconductors—0.3%
Analog Devices Inc.	300,053	15,944,816
Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	1,221,987	58,362,099
PepsiCo Inc.	1,134,876	94,762,146
		153,124,245
Specialized Finance—1.6%
CME Group Inc.	759,811	56,233,612
McGraw Hill Financial Inc.	348,449	26,586,659
		82,820,271
Specialized REITs—0.6%
American Tower Corp.	378,405	30,980,017
Specialty Chemicals—0.3%
PPG Industries Inc.	43,556	8,426,344
Rockwood Holdings Inc.	120,989	9,001,581
		17,427,925
Specialty Stores—0.8%
Dick’s Sporting Goods Inc.	750,131	40,964,654
Systems Software—1.5%
Microsoft Corp.	283,113	11,604,802
Oracle Corp.	1,652,708	67,612,284
		79,217,086
Technology Hardware, Storage & Peripherals—5.3%
Apple Inc.	179,064	96,110,812
EMC Corp.	4,428,198	121,376,907
Hewlett-Packard Co.	1,645,450	53,246,762
		270,734,481
Wireless Telecommunication Services—0.9%
SBA Communications Corp.	505,467	45,977,278	(b)

Total Common Stock (Cost $3,808,231,784)		5,066,983,536

		Principal Amount	Fair Value
Short-Term Investments—1.0%
Time Deposit—1.0%
State Street Corp.
0.01%	04/01/14	$53,744,778	$53,744,778	(a)
(Cost $53,744,778)

Total Investments (Cost $3,861,976,562)			5,120,728,314

Liabilities in Excess of Other Assets, net—(0.0)% *			(681,934)

NET ASSETS—100.0%			$5,120,046,380

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities†
	Common Stock	$5,066,983,536	$—	$—	$5,066,983,536
	Short-Term Investments	—	53,744,778	—	53,744,778

	Total Investments in Securities	$5,066,983,536	$53,744,778	$—	$5,120,728,314

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$3,861,976,562	$1,263,411,602	$(4,659,850)	$1,258,751,752

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE RSP Funds

Date: May 28, 2014